Investment Strategy	Feb. 11, 2025
Simplify High Yield ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Adviser seeks to achieve the Fund’s investment objective by investing in high yield bonds also known as “junk bonds” primarily by purchasing swaps on exchange traded funds and applying a credit hedge derivatives strategy to the Fund’s investments.

High Yield Strategy

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that provide exposure to high yield securities, also known as junk bonds. The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the Adviser to be of similar credit quality. The Adviser does not frequently trade securities but seeks to maintain consistent exposure to junk bonds primarily through its purchase of swaps on exchange traded funds that primarily invest in high-yield securities (“H-Y ETFs”); and secondarily through its purchase of H-Y ETFs call options on H-Y ETFs, as well as by selling (writing) put options H-Y ETFs. The Adviser determines the securities to which it seeks exposure based on factors such as price, liquidity, and track record.

The H-Y ETFs underlying the swaps that the Fund will invest in may target high yield bonds with different maturities, durations, and quality requirements in connection with their investment strategies. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Maturity is the period during which its owner will receive interest payments on the investment. When the bond reaches maturity, the Fund is repaid its par, or face value. A bond’s quality is a reference to the grade given to a bond by a rating service that indicates its credit quality. The rating takes into consideration a bond issuer’s financial strength or its ability to pay a bond’s principal and interest in a timely fashion. For instance, a “AAA” high-grade rated bond offers more security and lower profit potential (lower yield) than a “B-” rated speculative bond.

Derivatives Overlay – Generally

In total, the Fund may invest up to 20% of the Fund’s portfolio in derivatives (measured by purchase price in the case of options or collateral pledged in the case of other derivatives) through a credit hedge strategy and/or an income generating option strategy. The Adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and expiration dates. However, the Adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as when market volatility renders the protection provided by the derivative strategy ineffective or a derivative position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. Derivatives may be exchange-traded or over-the-counter (“OTC”); index-based or linked to a specific security. The Adviser selects derivatives based upon its evaluation of relative value based on expected hedging effectiveness, cost, and in the case of options, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based typically on maturity.

Credit Hedge Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives to hedge against interest rate risk and credit risk. When the Adviser believes credit risk will be increasing, it will hedge primarily by receiving protection through total return swaps that use fixed income instruments, fixed income indexes, fixed income ETFs, or H-Y ETFs as reference assets. However, when the Adviser believes a short-term opportunity for a more-effective hedge is available, it may also use total return swaps that use equities, equity indexes or equity ETFs as reference assets to manage interest rate and credit risk. The Adviser closes derivative positions when it believes the related risk is no longer significant or to use a more efficient or cost-effective derivative.

Income Generating Option Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives to generate additional income. To do so, the Fund employs an option and option spread writing strategy on instruments linked to equities, debt, volatility indices, commodities, and currencies. The equity and fixed income strategies include primarily U.S. companies but may include companies from both emerging and developed foreign markets and may include companies of any market capitalization. The commodity strategies may include all types of commodities and commodity indexes. Currency strategies are those that attempt to profit from the changes in the relative value of various currencies. Volatility strategies are those that attempt to profit from the changes in the historical or implied return volatility of futures or securities indexes. Volatility is a measure of a reference asset’s historical or expected future price movements.

A call option gives the owner the right, but not the obligation, to buy an asset at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell an asset at a specified price (strike price) within a specific time period. By selling put and call options in return for the receipt of premiums (the purchase price of an option), the Adviser attempts to increase Fund income as the passage of time decreases the value of the written options. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. The Adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Sub-Strategy

When the Adviser believes an asset’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option.

Put Spread Sub-Strategy

When the Adviser believes an asset’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option.

The Adviser expects the written options to expire worthless, but purchases lower-cost further out of the money options to insulate the Fund from large losses if the written options increase in value. The Adviser expects options to be held to expiration but may adjust positions following a large (over 10%) price swing in an option’s reference asset.

The Fund also holds cash and invests in cash-like instruments or high-quality short term fixed income securities to serve as collateral for swaps, futures and assuring its performance to an option buyer when writing options (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.